SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 14, 2024
Non-current assets [abstract]
Ordinary shares issued			73,873,784		73,873,784
Market price					$ 0.3970
Cash payments	$ 6,595,180		$ 6,595,180